Trade and other receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables	$ 206,880	$ 125,437
Tax receivables	39,749	45,680
Prepayments	16,297	11,827
Other accounts receivable	5,127	17,390
Trade and other receivables	$ 268,053	$ 200,334